Investments in associates and joint ventures - Summary of Investments in Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Investments in joint ventures and associates [line items]
Total		¥ 483,709	¥ 347,718
Aggregated individually immaterial associates and joint ventures [member]
Investments in joint ventures and associates [line items]
Associates		455,080	303,321
Joint ventures	[1]	28,629	44,397
Total		¥ 483,709	¥ 347,718

[1]	Sony Honda Mobility Inc. (“Sony Honda Mobility”), a joint venture of Sony Group Corporation and Honda Motor Co., Ltd. (“Honda”), decided to discontinue the development and launch of its electric vehicle models and downsize its business as a result of Honda’s reassessment of its automobile electrification strategy announced in March 2026. Consequently, an additional 44.9 billion yen loss for the share of profit (loss) of investments accounted for using the equity method was recorded, which is included in the Sony’s share of profit or loss and comprehensive income for the fiscal year ended March 31, 2026. In addition, a 25.2 billion yen loss for the share of profit (loss) of investments accounted for using the equity method, which was recognized in excess of the carrying amount of the investment in Sony Honda Mobility, is not included in the carrying amount of investments in joint ventures as of March 31, 2026, and is included in other current liabilities in the consolidated statements of financial position.